Deferred Investment Consideration Payable - Schedule of Deferred Investment Consideration Payable (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Deferred Investment Consideration Payable [Abstract]
Deferred investment consideration payable	$ 7,500,000	$ 7,500,000